TAXES - Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
TAXES
Loss before income taxes	$ (6,045,636)	$ (5,054,300)
PRC
TAXES
Loss before income taxes	(1,039,066)	(971,211)
Hong Kong and other jurisdictions
TAXES
Loss before income taxes	$ (5,006,570)	$ (4,083,089)